Short-term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2024
Short-term Bank Loans
Schedule of Short-term bank loans
	June 30,	December 31,
	2024	2023
Loan payable to Bank of China Lishui Branch	$-	$2,264,812
Total	$-	$2,264,812